Loans and advances to customers - Transfers of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets at beginning of period	$ 1,407,320
Financial assets at end of period	1,773,414	$ 1,407,320
Loans and advances - Customers
Financial assets
Financial assets at beginning of period	728,335
Financial assets at end of period	698,276	728,335
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets at beginning of period	750,305
Financial assets at end of period	723,827	750,305
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets at beginning of period	(21,970)	(21,516)
Transfer from Stage 1 to Stage 2	574
Transfer from Stage 1 to Stage 3	77
Transfer from Stage 2 to Stage 3	130
Transfer from Stage 2 to Stage 1	(4,717)
Transfer from Stage 3 to Stage 2	(559)
Transfer from Stage 3 to Stage 1	(4,700)
Financial assets derecognized during the period other than write offs	62
Originated financial assets	(2,537)
Written-off assets	21,590	21,154	$ 19,678
Other movements	13	70	(46)
Financial assets at end of period	(25,551)	(21,970)	$ (21,516)
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	(121)
Transfer from Stage 1 to Stage 3	(24)
Transfer from Stage 2 to Stage 1	412
Transfer from Stage 3 to Stage 1	347
Financial assets derecognized during the period other than write offs	7
Originated financial assets	(2,537)
Financial assets at end of period	(6,215)
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	695
Transfer from Stage 2 to Stage 3	(118)
Transfer from Stage 2 to Stage 1	(5,129)
Transfer from Stage 3 to Stage 2	383
Financial assets derecognized during the period other than write offs	8
Financial assets at end of period	(8,902)
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 3	101
Transfer from Stage 2 to Stage 3	248
Transfer from Stage 3 to Stage 2	(942)
Transfer from Stage 3 to Stage 1	(5,047)
Financial assets derecognized during the period other than write offs	47
Written-off assets	21,590
Financial assets at end of period	(10,434)
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets at beginning of period	699,671
Financial assets at end of period	687,432	699,671
Loans and advances - Customers | Financial assets at amortized cost category | Gross carrying amount
Financial assets
Financial assets at beginning of period	721,636
Remaining in same Stage	(543,540)
Financial assets derecognized during the period other than write offs	(281)
Originated financial assets	622,049
Written-off assets	(21,590)
Other movements	(65,291)
Financial assets at end of period	712,983	721,636
Loans and advances - Customers | Financial assets at amortized cost category | Impairment losses
Financial assets
Written-off assets	21,590
Financial assets at end of period	(25,551)
Loans and advances - Customers | Financial assets at amortized cost category | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets at beginning of period	703,684
Financial assets at end of period	691,074	703,684
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Gross carrying amount
Financial assets
Financial assets at beginning of period	676,508
Transfer from Stage 1 to Stage 2	4,700
Transfer from Stage 1 to Stage 3	581
Transfer from Stage 2 to Stage 1	(36,761)
Transfer from Stage 3 to Stage 1	(8,792)
Remaining in same Stage	(577,716)
Financial assets derecognized during the period other than write offs	(241)
Originated financial assets	622,049
Other movements	(59,785)
Financial assets at end of period	620,543	676,508
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets at end of period	(6,215)
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Gross carrying amount
Financial assets
Financial assets at beginning of period	27,176
Transfer from Stage 1 to Stage 2	(4,700)
Transfer from Stage 2 to Stage 3	1,237
Transfer from Stage 2 to Stage 1	36,761
Transfer from Stage 3 to Stage 2	(19,702)
Remaining in same Stage	32,952
Financial assets derecognized during the period other than write offs	(18)
Other movements	(3,175)
Financial assets at end of period	70,531	27,176
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets at end of period	(8,902)
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Gross carrying amount
Financial assets
Financial assets at beginning of period	17,952
Transfer from Stage 1 to Stage 3	(581)
Transfer from Stage 2 to Stage 3	(1,237)
Transfer from Stage 3 to Stage 2	19,702
Transfer from Stage 3 to Stage 1	8,792
Remaining in same Stage	1,224
Financial assets derecognized during the period other than write offs	(22)
Written-off assets	(21,590)
Other movements	(2,331)
Financial assets at end of period	21,909	$ 17,952
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets at end of period	$ (10,434)